Underwriting Policy and Reinsurance Ceded (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013	Dec. 31, 2010
Underwriting Policy and Reinsurance Ceded [Abstract]
Premiums Written, Net, Property and Casualty	$ 29,834		$ 21,388							$ 60,084	$ 39,424
Gross premiums written	32,075	10,701	23,353	9,242	11,754	9,081	10,928	7,856	14,166	70,990	44,349	55,050	42,031
Ceded premiums written	2,241		1,965							10,906	4,925	6,472	6,173
Net premiums written												48,578	35,858
Ceded premiums earned	2,574		1,707							10,438	4,920	6,575	7,654
Ceded losses and loss adjustment expenses	1,246		(749)							6,232	662	3,628	2,767
Ceding commissions	548		526							1,656	1,578	5,441	2,412
Ceded unpaid losses and loss adjustment expenses	14,695	5,680	6,596	8,153		7,825				14,695	6,596	5,680	7,825	14,480	6,477
Prepaid reinsurance premiums	2,637	2,111	2,219			2,214				2,637	2,219	2,111	2,214
Other amounts due from reinsurers	$ 8,351	$ 340	$ 388			$ 219				$ 8,351	$ 388	$ 340	$ 219